CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Net revenues
Total net revenues	$ 503,327	$ 570,341	$ 540,768
Gross profit	190,568	211,166	205,880
Operating expenses
Selling	30,642	28,926	27,158
General and administrative	39,114	40,701	46,323
Goodwill impairment charge	35,767	11,623
Research and development (including research and development from related parties of nil, nil and $655 for the years ended June 30, 2018, 2019 and 2020, respectively)	41,876	37,025	36,605
VAT refunds and government subsidies	(26,259)	(30,735)	(24,450)
Total operating expenses	121,140	87,540	85,636
Income from operations	69,428	123,626	120,244
Other income, net (including other income from related parties of $731, $2,520 and $3,074 for the years ended June 30, 2018, 2019 and 2020, respectively)	4,683	2,710	4,349
Foreign exchange (loss) gain	599	(1,161)	(1,099)
Gains on deconsolidation of subsidiaries where the Company retains an equity interest		5,768
Gains on disposal of an investment in an equity investee	5,763
Share of net (losses) income of equity investees	3,131	404	(1,571)
Interest income	13,060	11,839	7,318
Interest expenses	(306)	(575)	(692)
Dividend income from equity investments	1,139	1,112	1,093
Income before income taxes	97,497	143,723	129,642
Income tax expenses	18,171	18,184	22,205
Net income	79,326	125,539	107,437
Less: Net income (losses) attributable to non-controlling interests	(70)	278	276
Net income attributable to Hollysys Automation Technologies Ltd.	79,396	125,261	107,161
Other comprehensive income, net of tax of nil
Translation adjustments	(28,313)	(31,602)	17,410
Comprehensive income	51,013	93,937	124,847
Less: comprehensive income (loss) attributable to non-controlling interests	(387)	17	280
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 51,400	$ 93,920	$ 124,567
Net income per share:
Basic	$ 1.31	$ 2.07	$ 1.77
Diluted	$ 1.31	$ 2.05	$ 1.75
Shares used in net income per share computation:
Basic	60,478,717	60,456,524	60,434,019
Diluted	60,609,242	61,273,884	61,248,565
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 414,272	$ 467,371	$ 466,461
Cost of revenue	281,818	325,523	314,233
Product [Member]
Net revenues
Total net revenues	20,144	33,102	40,233
Cost of revenue	5,456	7,571	10,770
Service [Member]
Net revenues
Total net revenues	68,911	69,868	34,074
Cost of revenue	$ 25,485	$ 26,081	$ 9,885